Events after Reporting Period	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Events after Reporting Period
28.	Events after Reporting Period

On April 1, 2021, Sawai Group Holdings Co., Ltd. was established as a group holding company through a stock transfer. With the establishment of Sawai Group Holdings Co., Ltd., Sawai Pharmaceutical Co., Ltd., which became a wholly owned subsidiary of the holding company, was delisted, and instead Sawai Group Holdings Co., Ltd. was listed on the First Section of the Tokyo Stock Exchange as of April 1, 2021.